36. INSURANCE COVERAGE (Details) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Operational risks [Member]
Disclosure of types of insurance contracts [line items]
Coverage
Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits

Amount of coverage	R$ 893.2
Carriage of goods [Member]
Disclosure of types of insurance contracts [line items]
Coverage
Coverage of goods in transit and in inventories

Amount of coverage	R$ 932.0
Civil responsibility [Member]
Disclosure of types of insurance contracts [line items]
Coverage
Third party complaints

Amount of coverage	R$ 264.6